Related Parties Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Parties Transactions [Abstract]
Services rendered amount	$ 3,598	$ 3,678	$ 6,990
Acquired services amount	5,380	3,371	$ 3,088
Trade and other receivables balances due to related parties	5,494	5,494
Trade payables balances due from related parties	$ 2,567	$ 322